Intangible Assets, Net	6 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6 — INTANGIBLE ASSETS, NET

As of June 30, 2025 and December 31, 2025, intangible assets, net consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Intangible asset with infinite useful life
License	—	22,600,000

Intangible assets with finite useful lives
Customer relationship	—	11,600,000
Software	6,167,067	6,167,067
	6,167,067	17,767,067
Less: accumulated amortization	(4,627,630)	(5,342,708)
	1,539,437	12,424,359
	1,539,437	35,024,359

License and customer relationship were recognized in acquisition of Zhonglian (Note 3) in September 2025. For the six months ended December 31, 2024 and 2025, amortization expenses were RMB 666,111 and RMB 715,078 (US$102,255), respectively.

The following is a schedule, by years, of amortization of intangible assets as of December 31, 2025:

December 31, 2025
RMB
For the six months ending June 30, 2026	1,047,788
For the year ending June 30, 2027	2,140,134
For the year ending June 30, 2028	1,892,347
For the year ending June 30, 2029	1,744,090
For the year ending June 30, 2030 and thereafter	5,600,000
12,424,359